CONVERTIBLE DEBENTURES (Schedule of weighted average assumptions of share purchase warrants) (Details) - Convertible Debentures - Share Purchase Warrants [Member]	12 Months Ended
Dec. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Entity Listing, Par Value Per Share	$ 0.08
Exercise price	$ 0.09
Option life, share options granted | yr	1.42
Expected volatility, share options granted	58.15%
Risk free interest rate, share options granted	1.49%
Expected dividend as percentage, share options granted	0.00%
Expected forfeiture rate	0.00%